Putnam Global Dividend Fund
Fund summary
Goal
Putnam Global Dividend Fund seeks capital growth and current income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Global Dividend Fund	Class A		Class B		Class C		Class M		Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Global Dividend Fund		Class A	Class B	Class C	Class M	Class Y
Management fees	[1]	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%
Other expenses	[2]	1.11%	1.11%	1.11%	1.11%	1.11%
Total annual fund operating expenses		2.04%	2.79%	2.79%	2.54%	1.79%
Expense reimbursement	[3]	(0.71%)	(0.71%)	(0.71%)	(0.71%)	(0.71%)
Total annual fund operating expenses after expense reimbursement		1.33%	2.08%	2.08%	1.83%	1.08%
[1]	Management fees are subject to a performance adjustment.
[2]	Restated to reflect current fees.
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through March 30, 2016. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam Global Dividend Fund (USD $)	Class A	Class B	Class C	Class M	Class Y
1 year	703	711	311	529	110
3 years	1,113	1,098	798	1,048	494
5 years	1,548	1,611	1,411	1,592	903
10 years	2,754	2,887	3,067	3,074	2,047

Expense Example, No Redemption Putnam Global Dividend Fund (USD $)	Class B	Class C
1 year	211	211
3 years	798	798
5 years	1,411	1,411
10 years	2,887	3,067

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 96%.
Investments
We invest mainly in common stocks and other equity or convertible securities of large and midsize companies worldwide that pay or that we expect to pay dividends, with a focus on value stocks that offer the potential for capital growth, current income, or both. We invest mainly in developed countries, but may invest in emerging markets. Value stocks are those that we believe are currently undervalued by the market and that we believe may produce attractive levels of dividend income. If we are correct and other investors ultimately recognize the value of the company, the price of its stock may rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Value stocks may fail to rebound, and the market may not favor value-style investing. Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q2 2014	5.35%
Worst calendar quarter Q3 2014	-3.08%

Average annual total returns after sales charges (for periods ending 12/31/14)
Average Annual Total Returns Putnam Global Dividend Fund	1 year	Since inception	Inception Date
Class A	(1.63%)	6.78%	Mar. 18, 2013
Class A after taxes on distributions	(3.19%)	5.66%	Mar. 18, 2013
Class A after taxes on distributions and sale of fund shares	(0.14%)	5.07%	Mar. 18, 2013
Class B	(1.37%)	7.46%	Mar. 18, 2013
Class C	2.58%	9.55%	Mar. 18, 2013
Class M	0.18%	7.64%	Mar. 18, 2013
Class Y	4.61%	10.67%	Mar. 18, 2013
MSCI World Index (ND) (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends)	4.94%	12.74%	Mar. 18, 2013

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.